TYPE                    13F-HR
PERIOD                  06/30/2012
FILER
	CIK             0001103887
	CCC             @yov9faf
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Jennifer Nam
	PHONE           212-297-2950

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        623 fifth Ave, 23 FLOOR
		New York, NY 10022

13F File Number:  028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Jennifer W. Nam
Title: Chief Compliance Officer
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Jennifer Nam, New York, August 14, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8 LINES

Form 13F Information Table Value Total: AMOUNT $182,078(thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1             	Column 2    		Column 3   	Column 4          Column 5   Column 6 Column 7        Column 8
                                                        	Value     SHRS OR   SH/  PUT/ Invstmt  Other   Voting Authority (Shares)
Name of Issuer          Title of Class   	CUSIP      	(x$1000   PRN AMT  PRN  CALL  Dscretn  Mgrs    Sole     Share    None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC	          COM	                37833100	14600	  25000    SH		25000		25000
GOLDMAN SACHS GROUP INC	  COM	                38141G104	 9586	 100000    SH	       100000	       100000
ISHARES TR	          FTSE CHINA25 IDX	464287184	 2693	  80000    SH	        80000	      	80000
ISHARES TR	          MSCI EMERG MKT	464287234	43049   1100000    SH	      1100000	      1100000
ISHARES TR	          MSCI EMERG MKT	464287954	82184	2100000 	PUT     82184           82184
ISHARES INC	          MSCI BRAZIL	        464286400	18093	 350000    SH	       350000	       350000
MARKET VECTORS ETF TR	  RUSSIA ETF	        57060U506	10729	 410135    SH          410135	       410135
SILVER PRO SHARES	  PROSHARES TR II 	74347W841	 1144	  30000    SH           30000		30000
			                                       182078

